Basis of preparation of the consolidated financial statements - Revision - Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of revision of income statement
Net revenues	$ 2,491,202	$ 2,449,484	$ 1,964,841
Cost of sales	(1,888,944)	(1,752,825)	(1,504,229)
Gross profit	602,258	696,659	460,612
Operating expenses
Selling	(18,743)	(17,616)	(25,519)
General and administrative	(140,860)	(136,878)	(118,694)
Mineral exploration and project development	(126,278)	(92,698)	(46,711)
Other income and expenses, net	18,176	(47,887)	(139,719)
Total operating expenses	(267,705)	(295,079)	(330,643)
Operating income	$ 334,553	401,580	129,969
Original
Disclosure of revision of income statement
Net revenues		2,449,484	1,964,841
Cost of sales		(1,681,202)	(1,439,101)
Gross profit		768,282	525,740
Operating expenses
Selling		(89,239)	(90,647)
General and administrative		(148,242)	(127,305)
Other income and expenses, net		(129,221)	(177,819)
Total operating expenses		(366,702)	(395,771)
Operating income		401,580	129,969
First adoption of IFRS 15
Disclosure of revision of income statement
Cost of sales		(71,623)	(65,128)
Gross profit		(71,623)	(65,128)
Operating expenses
Selling		71,623	65,128
Total operating expenses		71,623	65,128
Reclassification of mineral exploration and project development
Operating expenses
General and administrative		11,364	8,611
Mineral exploration and project development		(92,698)	(46,711)
Other income and expenses, net		$ 81,334	$ 38,100